Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
NTAM Treasury Assets Fund
Shareholder Report [Line Items]
Fund Name	NTAM Treasury Assets Fund
Class Name	NTAM Treasury Assets Fund
Trading Symbol	TAFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NTAM Treasury Assets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund. You can also request this information by contacting us at 855-351-4583 (toll free).
Additional Information Phone Number	855-351-4583 (toll free)
Additional Information Website	https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NTAM Treasury Assets Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 6,020,265,000
Holdings Count | Holding	41
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 6,020,265,000
Total number of portfolio holdings	41

Holdings [Text Block]	PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
U.S. Treasury Obligations	54.4%
Repurchase Agreements	47.4%